NOTE 10. Schedule of Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses	$ 2,139	$ 2,540
Business and other tax payables	7,108	6,418
Salary payable	2,715	1,524
Temporary receipt of insurance premium	149	176
Temporary receipt of insurance claims	1,326	755
Deposits received	2,220	2,128
Interest payable	356	207
Other current liabilities	1,133	1,301
Total	$ 17,146	$ 15,049